CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash on hand	$ 8,974	$ 8,562
Bank balances	331,218	330,430
Overnight	282,164	239,292
Total Cash	622,356	578,284
Cash equivalents
Time deposits	415,633	534,062
Mutual funds	43,653	29,658
Total cash equivalents	459,286	563,720
Total cash and cash equivalents	$ 1,081,642	$ 1,142,004	$ 949,327	$ 753,497